Financial risks - Capital Management (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risks
Cash and cash equivalents	kr 960,221	kr 1,081,060	kr 860,635	kr 588,718